RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details ) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Related Party Transaction, Amounts of Transaction	¥ 15,927	¥ 37,987	¥ 7,848
Revenue from Related Parties	15,927	37,987	7,848
Purchases [Member]
Related Party Transaction, Amounts of Transaction	17,450
Linze Origin Seeds Ltd [Member]
Related Party Transaction, Amounts of Transaction	0	83	45
Linze Origin Seeds Ltd [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	3,416
Beijing Shihui [Member]
Related Party Transaction, Amounts of Transaction	0	20,823	1,575
Denong [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	166
Ying De [Member]
Related Party Transaction, Amounts of Transaction	5,315
Ying De [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	10,975
Close family of the Company's Chairman [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	32
NCI [Member]
Related Party Transaction, Amounts of Transaction	10,612	¥ 17,081
NCI [Member] | Purchases [Member]
Related Party Transaction, Amounts of Transaction	2,861
Zhengzhou Branch [Member]
Related Party Transaction, Amounts of Transaction	¥ 0		¥ 7,803